Statement of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,777,518)	$ (1,186,660)	$ (4,601,503)	$ (1,484,115)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35,370	33,081	67,103	64,968
Stock-based compensation	609,987	385,031	1,554,913	480,108
Issuance of common stock for consulting services	95,700	81,195	509,967	128,775
Changes in operating assets and liabilities:
Accounts receivable	99,786	16,463	(82,435)	(17,351)
Inventory	(62,331)	(148,430)	(93,816)	6,787
Prepaid expenses and other current assets	24,315	(62,795)	(144,608)	(5,867)
Accounts payable	(75,424)	69,991	(123,210)	(47,686)
Accrued expenses	(72,513)	25,021	574,191	21,458
Net cash used in operating activities	(2,122,628)	(787,103)	(2,339,398)	(852,923)
Cash flows from investing activities:
Purchase of property and equipment	(6,510)	(2,451)	(10,919)	(7,757)
Net cash used in investing activities	(6,510)	(2,451)	(10,919)	(7,757)
Cash flows from financing activities:
Proceeds from notes payable - related parties	0	0	0	40,000
Proceeds from issuance of common stock upon option exercises	500	0	0	0
Proceeds from issuance of common stock and common stock warrants	250,000	250,000	5,185,430	1,147,000
Net cash provided by financing activities	250,500	250,000	5,185,430	1,187,000
Net increase (decrease) in cash and cash equivalents	(1,878,638)	(539,554)	2,835,113	326,320
Cash and cash equivalents, beginning of period	3,387,428	552,315	552,315	225,995
Cash and cash equivalents, end of period	1,508,790	12,761	3,387,428	552,315
Supplemental disclosure of cash flow information:
Cash paid during the period for:Interest	0	0	0	0
Cash paid during the period for:Income taxes	3,000	0	0	0
Non-cash financing activities
Issuance of common stock for stock subscription received in 2013	250,000	0	0	0
Value of common stock issued to settle accrued liabilities	$ 0	$ 14,000	$ 0	$ 0